INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAX
Summary of components of loss before income taxes

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
PRC, excluding Hong Kong S.A.R.	108,078,831	13,363,885	165,783,490
Hong Kong S.A.R.	32,293,002	36,302,843	38,305,342
Japan	—	258,209	7,697,439
Cayman	4,043,086	646,803	5,332,840
Others	145,279	1,427,214	6,175,567
Total	144,560,198	51,998,954	223,294,678

Summary of income tax expense recognized in the consolidated statements of comprehensive loss

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current income tax expense/(benefit)-PRC, excluding Hong Kong S.A.R..	—	112,473	(64,615)
Current income tax expense-Hong Kong S.A.R	—	818,081	1,118,133
Current income tax expense-total	—	930,554	1,053,518
Deferred income tax benefit-PRC, excluding Hong Kong S.A.R	—	—	(2,495,332)
Income tax expense/(benefit)	—	930,554	(1,441,814)

Summary of reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rate

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
PRC Statutory income tax rate	(25.0)%	(25.0)%	(25.0)%
Increase/(decrease) in effective income tax rate resulting from:
Tax rate differential for non-PRC entities	2.8%	6.1%	1.8%
Preferential tax rate	4.7%	6.5%	(3.2)%
Research and development expenses additional deduction	(4.0)%	(15.5)%	(3.7)%
Non-deductible share-based compensation expenses	8.7%	—	20.9%
Non-taxable income	—	—	(0.5)%
Other non-deductible expenses	1.3%	0.5%	2.4%
Change in valuation allowance	11.5%	29.2%	6.7%
Effective income tax rate	—	1.8%	(0.6)%

Summary of deferred income tax assets

	As of December 31,
	2019	2020
	RMB	RMB
Net operating loss carry forwards	57,190,726	72,435,457
Donation	307,587	457,730
Deductible advertising expenses	462,196	867,094
Total deferred income tax assets	57,960,509	73,760,281
Less: Valuation allowance	(57,960,509)	(71,676,908)
Deferred income tax assets, net	—	2,083,373
Intangible assets	—	(13,038,256)
Deferred income tax liabilities, net	—	(13,038,256)
Net deferred income tax liabilities	—	(10,954,883)

Summary of changes in valuation allowance

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at the beginning of the year	25,587,080	42,910,959	57,960,509
Additions of valuation allowance	16,696,610	14,728,024	28,879,521
Reductions of valuation allowance	—	—	(13,070,605)
Foreign exchange translation adjustments	627,269	321,526	(2,092,517)
Balance at the end of the year	42,910,959	57,960,509	71,676,908